UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1 – Proxy Voting Record.

Proxy Voting Books and Records

Issuer’s Name	Security’s TIC	CUSIP	Shaderholder Meeting Date	Brief Identification of the Matter Voted on	Whether the matter was proposed by the Issuer or a security-holder	Whether X-Square cast a vote	How X-Square cast its vote (for the proposal, against the proposal, or abstain)	Whether X-Square cast its vote with or against management	Proxy Vote (link)
Micron Technology	MU	595112	1/12/2023

1. Election of directors.
2. PROPOSAL BY THE COMPANY TO APPROVE A NON-BINDING RESOLUTION TOAPPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.

3. PROPOSAL BY THE COMPANY TO APPROVE OUR AMENDED AND RESTATED 2007 EQUITY INCENTIVE PLAN TO INCREASE THE SHARES RESERVED FOR ISSUANCE THERUNDER BY 50 MILLION AS DESCRIBED IN THE PROXY STATEMENT.

4. PROPOSAL BY THE COMPANY TO RATIFY THE APPOINTMENT OFPRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING AUGUST31, 2023.

					Proposed by the Issuer	Yes	For the proposal	With management	Control # 1352108363844987
Tecnoglass Inc.	TGLS	G87264	12/15/2022	1. Election of Class C Directors. 2. Advisory approval of the compensation for the named executive officers.	Proposed by the Issuer	Yes	For the proposal	With management	Control # 4546249370873018
Vale S.A.	VALE	91912E	12/21/2022	Agenda for Extraordinary General Meeting: See enclosed Depositary’s Notice.	Proposed by the Issuer	Yes	For the proposal	With management	Control # 7666678927702357
Costco Wholesale Corporation	COST	22160K	1/19/2023

1. Election of directors.
2. Ratification of selection of independent auditors.

3. Approval, on an advisory basis, of executive compensation.

4. Approval, on an advisory basis, of frequency of future advisory votes on executive compensation.

5. Shareholder proposal regarding report on risks of state policies restricting reproductive rights.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	Control # 6410182049904561
Apple Inc	AAPL	037833	3/10/2023	1. Election of directors.
2. Ratification of the appointment of Ernst & Young LLP as Apple’s independent registered public accounting firm for fiscal 2023.
3. Advisory vote to approve executive compensation.
4. Advisory vote on frequency of advisory votes on executive compensation.
				5. Various sharehlder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://investor.apple.com/ Proxy_Statement_2023.pdf
MISSION PRODUCE INC	AVO	60510V108	4/13/2023	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche LLP as Lennar’s independent registered public accounting firm for the fiscal year 2023
				• To approve a frequency of ONE YEAR for the advisory vote to approve executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/60510V/20230214/ NPS_527024.PDF
CALAVO GROWERS, INC	CVGW	128246	4/26/2023	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche as independent registered public accounting firm for the fiscal year 2023
				• ADVISORY VOTE APPROVING THE EXECUTIVE COMPENSATION DISCLOSED IN THEACCOMPANYING PROXY STATEMENT.	Proposed by the Issuer	Yes	For the proposal	With management
TRUIST FINANCIAL CORPORATION	TFC	89832Q	4/25/2023	• To elect directors
• To ratify the appointment of PwC as independent registered public accounting firm for the fiscal year 2023
• To approve executive compensation.
• To recommend that a non-binding, advisory vote to approve Truist’s executive compensation program be put to shareholders for their consideration every: one; two; or three years.
				• Shareholder proposal regarding an independent Chairman of the Board ofDirectors, if properly presented at the Annual Meeti ng.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/89832Q/ 20230217/NPS_527936.PDF
RIO TINTO PLC	RIO	767204	4/6/2023	• To elect directors, approval of 2022 Annual Report, Director’s remuneration approval. • To ratify the appointment of Rio Tinto auditors, remuneration of auditors, among others.	Proposed by the Issuer	Yes	For the proposal	With management	https://www.riotinto.com/agm
FASTENAL COMPANY	FAST	311900	4/22/2023	Election of directors Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the 2023 fiscal year. Approval, by non-binding vote, of executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://investor.fastenal.com/ investor-resources/annual- report-proxy-materials/default.aspx
Lockheed Martin Corporation	LMT	539830	4/27/2023	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of E&Y as independent registered public accounting firm for the fiscal year 2023
• To approve executive compensation.
• Stockholder Proposal requiring Independent Board Chairman.
				• Stockholder Proposal to Issue a Human Rights Impact Assessment Report. Stockholder proposal to Issue a Report on the Company’s Intention to ReduceFull Value Chain GHG Emissions	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.edocumentview.com/LMT
Johnson & Johnson	JNJ	478160	4/27/2023	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.investor.jnj.com/ asm/2023-proxy-statement
Dominos Pizza	DPZ	25754A	4/25/2023	• To elect directors
• To ratify the appointment of PwC as independent registered public accounting firm for the fiscal year 2023
• To approve executive compensation.
				• Advisory vote to recommend the frequency of future advisory votes on thecompensati on of the named executi ve offi cers of the Company	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/25754A/20230301/ AR_528168/INDEX.HTML?page=1
Berkshire Hathaway Inc.	BRK/B	84670702	5/6/2023	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.berkshirehathaway.com/eproxy
UNITED RENTALS , INC	URI	911363	5/4/2023	1. Election of directors.
2. Ratification of Appointment of Public Accounting Firm.
3. Advisory Approval of Executive Compensation.
4. Company Proposal for Special Shareholder Meeting Improvement (Amend By-Laws to Reduce Threshold to 15%)
				5. Stockholder Proposal to imrpove shareholder written consent.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/911363/20230307/NPS_529515.PDF
ALLY FINANCIAL INC	ALLY	02005N	5/3/2023	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To ratify the appointment of Deloitte & Touche as independent registered public accounting firm for the fiscal year 2023
				• To approve executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/02005N/20230317/AR_529148/INDEX.HTML
PULTEGROUP, INC	PHM	745867	5/3/2023	Vote on election of directors
To ratify the re-appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year 2023.
Say on Pay - An advisory vote to approve executive compensation.
				Say-on-frequency: Advisory vote to approve the frequency of the advisory vote to approve executive compensation	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/745867/20230315/NPS_529503.PDF
PHILIP MORRIS INTERNATIONAL INC.	PM	718172109	5/3/2023

• To elect directors to serve for the ensuing year
• To ratify the selection of independent auditors

• To vote on approval of executive compensation
• Shareholder Proposal to make nicotine level information available to customers and begin reducing nicotine levels. Advisory Vote on the Frequency of Future Say-On-Pay Votes, with the Board of Directors Recommending a Say-On-Pay Vote.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://philipmorrisinternational. gcs-web.com/static-files/ f33f051b-d357-4a04-b4b6-74293bf77850
OFG Bancorp	OFG	67103X102	4/26/2023	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To approve, on an advisory basis, the compensation of the company’s named executive officers as set forth in the proxy statement
				• To ratify the selection of the company’s independent registered public accounting firm for 2023 To amend the 2007 Omnibus Performance Incentive Plan, as amended and restated.	Porposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/67103X/20230228/ AR_528769/INDEX.HTML?page=1
Popular Inc	BPOP	733174700	5/11/2023	• To elect directors assigned of the Board of Directors of the Corporation;
• To approve an advisory vote of the Corporation’s executive compensation;
				• To ratify the appointment of PricewaterhouseCoopers LLP as the Corporation’s independent registered public accounting firm for 2023.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/733174/20230314/ NPS_530807/INDEX.HTML
General Dynamics Corporation	GD	369550108	5/3/2023

1. Election of directors.
2. Advisory Vote on the Selection of Independent Auditors..

3. Vote to Approve Amendment to Delaware Charter to Limit Liability of Offi cers asPermitt ed by Law
4. Advisory Approval of Executive Compensation.
5. Advisory Vote on the Frequency of Future Executi ve Compensati on AdvisoryVotes
6. Shareholder Proposal - Human Rights Impact Assessment

7. Shareholder Proposal - Independent Board Chairman

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/369550/20230309/ NOMNP_530009.PDF
ADVANCED MICRO DEVICES	AMD	007903	5/18/2023

1. Election of Directors
2. Advisory vote to approve our executive compensation.
3. To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2022.

4. Approve of the Advanced Micro Devices, Inc. 2023 Equity Incenti ve Plan.

					Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/007903/20230322/ AR_531574.PDF
JPMorgan Chase & Co	JPM	46625H100	5/16/2023

• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To vote on the ratification of the independent registered public accounting firm

• To vote on advisory resolution to approve executive compensation

• To vote on independent board chariman - require an independent chair
• Fossil fuel phase out, climate transition planning, respect for civil liberties among others.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.jpmorganchase.com/ ir/annual-report
The Home Depot Inc	HD	437076	5/18/2023	Various votes	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://ir.homedepot.com/ financial-reports/current-forms
MarshMcLennan	MMC	571748	5/18/2023	1. Election of Directors 2. Advisory vote to approve our executive compensation. 3. To ratify the selection of independent registered public accountants	Proposed by the Issuer	Yes	For the proposal	With management	https://news-investors.mmc.com/ reporting/annual-reports-proxy- statements?c=113872&p=proxy
Amgen	AMGN	31162	5/19/2023	1. Election of Directors 2. Advisory vote to approve our executive compensation. 3. To ratify the selection of independent registered public accountants	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/031162/20230320/ NPS_532537.PDF
SUNCOR ENERGY	SU	867224	5/9/2023

• To elect directors to serve for the ensuing year
• To ratify the selection of KPMG as independent auditors

• To consider and, if deemed fit, approve an advisory resolution on Suncor’s approach to executive compensation disclosed in the Management Proxy Circular of Suncor Energy Inc. dated March 24, 2023. To consider a shareholder proposal regarding the production of a report outlining how Suncor’s capital expenditure plans align with its 2030 emissions reductions target.

					Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.suncor.com/ en-ca/annual-disclosure
Altria Group	MO	02209S	5/18/2023	Election of directors
Ratification of the selection of the independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/02209S/20230327/ NOMNP_532584.PDF
Chubb Limited	CB	H1467J	5/17/2023	Various proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	http://www.edocumentview.com/CB
TRACTOR SUPPLY COMPANY	TSCO	892356	5/11/2023	1. Election of directors
2. To ratify the re-appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023
3. To approve, by advisory vote, the compensation of our named executive officers
				4. To approve, on a non-binding, advisory basis, the frequency of the advisory voteon Say on Pay in future years	Porposed by the Issuer	Yes	For the proposal	With management	http://www.edocumentview.com/TSCO
Akamai Technologies, Inc	AKAM	00971T	5/11/2023	• To elect directors assigned of the Board of Directors of the Corporation;
• To approve an amendment and restatement of the Amended and Restated Akamai Technologies, Inc. 2013 Stock Incentive Plan
• To approve an advisory vote of the Corporation’s executive compensation;
				• To ratify the appointment of PricewaterhouseCoopers LLP as the Corporation’s independent registered public accounting firm for 2023.	Proposed by the Issuer	Yes	For the proposal	With management	http://www.edocumentview.com/AKAM
RXO, Inc.	RXO	74982T	5/23/2023	Election of directors
Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/74982T/20230329/ FO10K_533412.PDF
Intercontinental Exchange	ICE	45866F	5/19/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/45866F/20230321/ AR_533074/INDEX.HTML
Chipotle Mexican Grill	CMG	169656	5/25/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation; among others.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://www.proxydocs.com/ brokers/CMG
N-ABLE	NABL	62878D	5/24/2023	Election of directors Ratification of the appointment of Pricewaterhousecoopers as independent registered public accounting firm for the 2023 fiscal year.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/62878D/20230331/ NOMNP_533687.PDF
Dollar General	DG	256677	5/31/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation; among others.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/256677/20230322/ NPS_533414.PDF
New Fortress Energy	NFE	644393	5/22/2023	Election of directors Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/644393/20230327/ NPS_532224.PDF
Solarwinds Corporation	SWI	83416B109	5/25/2023	Election of directors Ratification of the appointment of Pricewaterhousecoopers as independent registered public accounting firm for the 2023 fiscal year.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/83417Q/20230331/ NOMNP_533724.PDF
EOG Resources, Inc.	EOG	26875P	5/24/2023	Election of directors
Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation; among others.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/26875P/20230329/ NPS_534295.PDF
Bausch Health Companies	BHC	71734	5/16/2023	Election of directors Ratification of the appointment of Pricewaterhousecoopers as independent registered public accounting firm until 2024 annual meeting.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/071734/20230317/ NPS_533049/INDEX.HTML
Amazon.com Inc	AMZN	23135106	5/24/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Reapproval of our 1997 Stock Incentive Plan, as amended and restated, for purposes of French tax law.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/023135/20230330/ NOMNP_533819.PDF
Paypal Holdings	PYPL	70450Y	5/24/2023	Election of directors
Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation; among others.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/70450Y/20230330/ COMBO_534656/INDEX.HTML?page=1
Meta	META	30303M	5/31/2023	Election of directors Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/30303M/20230406/ NPS_535694/INDEX.HTML?page=1
Freeport-Macmoran	FCX	35671D	6/6/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Proposed by the Issuer	Yes	For the proposal	With management	http://www.edocumentview.com/FCX
Marketaxess Holdings	MKTX	57060D	6/6/2023	Election of directors
Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/57060D/20230410/ ARPS_536565.PDF
Diamondback Energy, Inc.	FANG	25278X	6/8/2023	Election of directors Ratification of the appointment of Grand Thornton LLP as independent registered public accounting firm for the 2023 fiscal year. Approval vote of executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	http://www.edocumentview.com/FANG
XPO	XPO	983793	5/17/2023	Election of directors Ratification of the appointment of KPMG as independent registered public accounting firm for the 2023 fiscal year. Approval vote of executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://www.edocumentview.com/XPO
Target Corporation	TGT	87612E	6/14/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/87612E/20230417/ NPS_536639/INDEX.HTML
Garmin LTD	GRMN	H2906T	6/9/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various proposals.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/H2906T/20230414/ NPS_535108/INDEX.HTML
TJX	TJX	872540	6/6/2023	Election of directors
Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/872540/20230413/ NPS_536546.PDF
General Motors	GM	37045V	6/20/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://investor.gm.com/shareholder
Mercadolibre	MELI	58733R	6/7/2023	Election of directors. To ratify the appointment of Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited, as our independent registered public accounting firm for the fiscal year ending December 31, 2023. Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/58733R/20230411/ NPS_538532/INDEX.HTML
Fortinet	FTNT	34959E	6/16/2023	Election of directors
Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation; among other proposals.	Proposed by the Issuer	Yes	For the proposal	With management	http://www.edocumentview.com/FTNT
Activision Blizzard	ATVI	00507V	6/21/2023	Election of directors
Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/00507V/20230425/ NOMNP_538171.PDF
Mastercard Incorporated	MA	57636Q	6/27/2023	Election of directors
Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://mastercardannualmeeting.com/
Skechers U.S.A.	SKX	830566	6/12/2023	Election of directors. Amendment to our Certificate of Incorporation to permit the exculpation of our officers. Approve the 2023 Incentive Award Plan. Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Various shareholder proposals.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/ Approved/830566/20230413/ NOMNP_539730.PDF
Chesapeake Energy Corporation	CHK	165167	6/8/2023	Election of directors
Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/165167/20230410/ NPS_537755/INDEX.HTML
Shopify	SHOP	82509L	6/27/2023	Election of directors Ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the 2023 fiscal year. Approval vote of executive compensation.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/82509L/20230516/ NOTCE_541789.PDF
Booz Allen Hamilton	BAH	99502	7/26/2023	Election of directors
Ratification of the appointment of Ernst & Young as independent registered public accounting firm for 2024.
				Approval vote of executive compensation. Advisory Vote on Frequency of Future Advisory Votes to Approve Executive Compensation. Approval of the adoption of the Seventh Amended and Restated Certificate of Incorporation to, among other things, limit the liability of certain officers of the Company as permitted by recent amendments to Delaware law. Approval of the 2023 Equity Incentive Plan.	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/ Approved/099502/20230605/ NPS_544243/INDEX.HTML

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
President (Principal Executive Officer)

Date:	August 11, 2023

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